Derivative financial instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Derivative financial instruments
2
4
. Derivative financial instruments
The Company has the following financial instruments:

		Book value		Fair value
	L evel	December 31,		December 31,
		2019	2018 (Restated)	2019	2018 (Restated)
Assets:
Cash and cash equivalents (Note 6)	2	1,647,880	1,169,136	1,647,880	1,169,136
Trade and other receivables (Note 8)	2	1,165,866	1,069,056	1,165,866	1,069,056
Aircraft sublease receivables (Note 9) (*)	2	279,504	361,738	279,504	361,738
Short-term investments (Note 7)	2	62,009	517,423	62,009	517,423
Long term investments	3	1,397,699	1,287,781	1,397,699	1,287,781
Derivative financial instruments (*)	2	825,924	595,380	825,924	595,380

Liabilities:

Accounts payable (Note 19)	2	1,626,577	1,450,439	1,626,577	1,450,439
Loans and financing (Note 17)(*)	2	3,518,156	2,756,126	3,504,754	2,742,359
Lease liabilities (Note 1 8 ) (*)	2	12,106,621	8,919,746	12,106,621	8,919,746
Derivative financial instruments (*)	2/3	310,190	440,994	310,190	440,994

(*)	Includes current and non-current.
The carrying value of trade
, aircraft sublease receivable
and other receivables and accounts payable approximate their fair value largely due to the short-term maturity of these instruments.

2 4 .1	Long term Investments
The Company has the following long term financial investments evaluated at fair value:

	December 31,
	2019	2018
Bond TAP	1,236,828	1,287,781
Other investments (Note 12 ( g )(iii))	160,871	—

	1,397,699	1,287,781

Description of significant unobservable inputs to valuation:
The significant unobservable inputs used in the fair value measurements categorised within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as of
December 31, 2019 and 2018 are shown below:

Non-listed
equity investments -Level 3 financial assets

Valuation technique	Significant unobservable inputs	Rate	Sensitivity of the input to fair value (amounts in millions of reais)
Discounted cash flow method	Long-term growth rate for cash flows for subsequent years	December 31, 2019: 2.5% (December 31, 2018: 1.9%)	10bps (2018 – 10bps) increase (decrease) in the growth rate would result in an increase (decrease) in the fair value of R$24 (December 31, 2018 - R$3)

	Cost of equity	December 31, 2019: 13.6% (December 31, 2018: 12.2%)
50bps increase in cost of equity would result in a reduction in the fair value of R$18 (December 31, 2018 -

R
$
23).

50bps reduction in cost of equity would result in an increase in the fair value of R$20 (December 31, 2018 -

R
$
25).

Level
 3 financial assets reconciliation
Changes in the fair value of the TAP Convertible Bonds is detailed below:

	December 31,
	2019	2018
Balance at the beginning of the period	1,287,781	835,957
Foreign currency exchange gain (loss) (*)	10,723	48,365
Interest accrual (Note 12. g .ii) (**)	30,184	29,630
Net present value of debt component (Note 12. g .ii) (**)	116,912	13,219
Fair value of call-option (Note 12. g .ii) (**)	(208,772)	360,610

Balance at the end of the period	1,236,828	1,287,781

(*)	recorded in the “Foreign currency exchange, net” in the income statements line item.
(**)	recorded in the “Result from related parties transactions, net” in the income statements line item.
Changes in the fair value of other investments are detailed below:

	December 31,
	2019	2018
Balance at the beginning of the period	—	—
Acquisition	96,161	—
Fair value of other investments (*)	64,710	—

Balance at the end of the period	160,871	—

(*)	recorded in the “Result from related parties transactions, net” in the income statements line on the acquisition.

2
4
.2
Derivative financial instruments

	December 31, 2019		December 31, 2018
	Assets	Liabilities	Assets	Liabilities
Cash flow hedge
Interest rate swap contract	—	(7,129)	—	(9,422)
Foreign currency options	338,592	—	246,323	—
Fair value hedge
Interest rate swap contract	24,057	—	21,813	(1,732)
Derivatives not designated as hedge
Interest rate swap contract	203,636	(266,439)	93,606	(260,593)
Forward foreign currency contract	203,148	(1,135)	233,638	(74)
Heating oil forward contracts	56,491	—	—	(123,224)
Foreign currency options	—	(35,487)	—	(45,949)

	825,924	(310,190)	595,380	(440,994)

The maturity of the derivative financial instruments held by the Company is as follows:

December 31, 2019	Immediate	Until 6 months	7 to 12 months	1 to 5 years	Total
Assets from derivative transactions	3,354	89,580	75,214	657,776	825,924
Liabilities from derivative transactions	(2,135)	(46,987)	(32,074)	(228,994)	(310,190)

Total financial instruments	1,219	42,593	43,140	428,782	515,734

Cash flow hedge

Definition	Origin of Risk	Risks designated for hedge	Hedge instrument	Recognition
Hedge of exposure to variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecasted transaction that could affect the Company’s results.
	Finance lease of aircraft with post-fixed interest rates	Interest Rate (Libor USD)	Cash Flow Swap - swapping post-fixed interest rate to pre-fixed.
•  Protected item: Amortized cost - Liabilities in contra-entry result.

•  Hedge instrument: Fair value - Assets / Liabilities (MtM) in contra-entry profit (accrual) and other comprehensive income (MtM).

	Senior Notes denominated in foreign currency (only amortization)	Exchange Variation of dolar	Foreign currency options
•  Protected item: Amortized cost - Liabilities in contra-entry result.

•  Hedge instrument: Fair value - Asset / Liability (MtM), in income statement (Intrinsic Value), offsetting the effect of the exchange variation on debt and other comprehensive income in Equity (Value in time)

As of December 31, 2019 and 2018, the Company had interest rate swaps designated as cash flow hedges to hedge against the effect of changes in the interest rate on a portion of the finance leases payments and forward foreign currency contractfor
the protection of the Senior Notes principal denominated in foreign currency and the principal of OPIC in the next 12 months.
On April 16, 2019, the Company designated for cash flow hedge accounting options with notional in the amount of US$79 million contracted for the purpose of protecting the principal of Opic.

The positions were:

December 31, 2019	Notional amount	Asset position	Liability position	Fair value
Cash flow hedge:
Loans and financing	40,872	LIBOR US$	Fixed rate	(7,129)
Foreign currency options	1,614,211	US$	R$	338,592

	1,655,083			331,463

December 31, 2018	Notional amount	Asset position	Liability position	Fair value
Cash flow hedge:
Loans and financing	57,805	LIBOR US$	Fixed rate	(9,422)
Foreign currency options	1,314,600	US$	R$	246,323

	1,372,405			236,901

The critical terms of the swap contracts matched with the terms of the hedged loans. Considering all transactions were deemed effective, the fair value changes on cash flow hedge were recorded in other comprehensive loss against financial instruments in liabilities or assets.
The gains and losses of hedge items (accrual of interest and exchange variation – financ
e
 lease and senior notes respectively) are impacted monthly, and are therefore offset monthly by the hedge instruments.
Factors that may influence hedge effectiveness include: i) the time difference between the hedging instrument and the hedged item and ii) the counterparty’s credit risk substantially impacts the fair value of the derivative instrument, but not the hedged object (Senior Notes).
Changes in other comprehensive loss (cash flow hedge reserve) are detailed below:

	December 31,
	2019	2018 (Restated)	2017 (Restated)
Balance at the beginning of the period	(153,969)	(14,688)	(33,785)

Transactions settled during the period	4,389	6,444	6,435
New transactions recognized in income statement	(7,353)	(215,765)	—
Fair value adjustment	(2,328)	70,040	12,662

Balance at the end of the period	(159,261)	(153,969)	(14,688)

Fair value hedge

Definition	Origin of Risk	Risks designated for hedge	Hedge instrument	Recognition
Hedge of exposure to changes in the fair value of recognized asset or liability or unrecognized firm commitment.	Finance lease of aircraft with pre-fixed interest rates	Interest rate	Cash Flow Swap - swapping pre-fixed interest rate to post-fixed.	• Protected item: Fair value - Liabilities in contra-entry result. • Hedge instrument: Fair value - Assets / Liabilities in contra-entry result (MtM).

	Debt instruments denominated in US$	Exchange Rate and Interest Rate	Cash Flow Swap - swapping US $ + Spread to reais at% CDI.	• Protected item: Fair value - Liabilities in contra-entry result. • Hedge instrument: Fair value - Assets / Liabilities in contra-entry result (MtM).

As of December 31, 2019 the Company had fixed to floating interest rate swap contracts with a notional amount of R$139,702 (December 31, 2018 - R$163,353). These contracts entitle the Company to receive fixed interest rates and pay floating interest based on CDI.
Adjustment to fair value of these contracts resulted in the recognition of an unrealized gain of R$24,057 (December 31, 2018 – R$20,081 and December 31, 2017 – loss of R$4,723
)
which was recorded as financial income. The impact on the statement of net income (loss) was offset by a negative adjustment on the debt hedged. There was no ineffectiveness during the year ended December 31, 2019.
Derivatives not designated as hedge accounting

i)	Forward foreign currency contract
The Company is exposed to foreign currency risk in USD exchange rate, and therefore entered into NDF contracts registered at CETIP with renowned banks.
During the year ended December 31, 2019, the Company had entered into NDF contracts of US$426 million to protect itself from currency fluctuations (December 31, 2018 - US$375 million) that generated an unrealized gain of R$202,013 (December 31, 2018 – R$233,564 and December 31, 2017 – R$219,930
)
.

ii)	Foreign currency options
On December 31, 2019 the Company also has currency options with notional of US$195 million (December 31, 2018 – US$159 million), of which US$118 million (December 31, 2018 - US$129 million) are in connection with the Senior Notes hedge and US$30 million (December 31, 2018 - US$30 million) in connection to a dollar loan
and
US$47
million

refers the OPIC operations. As of December 31, 2019, these options generated an unrealized loss of R$35,487 (December 31, 2018 – R$45,949 and December 31, 2017 – R$160,464
)
.

iii)	Interest rate swap contract
As of December 31, 2019 the Company had interest rate swap contracts in connection with the Senior Notes and the loan of OPIC. Changes in fair value of these instruments resulted in the recognition of an unrealized loss of R$62,803 (December 31, 2018 - R$166,987 and December 31, 2017 - R$380,946
)
.

iv)	Heating oil forward contracts
As of December 31, 2019, the Company also had average NDF contracts on over-the-counter
(OTC) Market with eight different counterparties on the local market indexed to Heating Oil forward contract traded on the NYMEX, on monthly tranches, with a notional value of R$1,244,869 (December 31, 2018 - R$804,929). The fair value of these instruments amounted to an unrealized gain of R$56,491 (December 31, 2018 –
loss of
R$123,224
 and December 31, 2017 – gain of R$4,469).

Fair value of financial instruments
The Company applies the following hierarchy to determine the fair value of financial instruments:
Level
 1:
quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level
 2:
other techniques for which all data that have significant effect on the fair value recorded are observable, directly or indirectly;
Level
 3:
techniques that use data that have significant effect on fair value recorded that are not based on observable market data.

Assets measured at fair value	December 31, 2019	Level 1	Level 2	Level 3
Financial assets at fair value
Cash and cash equivalents (Note 6)	1,647,880	—	1,647,880	—
Short-term investments	62,009	—	62,009	—
Long-term investments (b)	1,397,699	—	—	1,397,699
Interest rate swap contract - fair value hedge option (a)	24,057	—	24,057	—
Interest rate swap contract- not designated as hedge	203,636	—	203,636	—
Forward foreign currency contract	203,148	—	203,148	—
Foreign currency options	338,592	—	338,592	—
Fuel term contract	56,491	—	56,491	—

Liabilities measured at fair value	December 31, 2019	Level 1	Level 2	Level 3
Financial liabilities at fair value
Interest rate swap contract - cash flow hedge	(7,129)	—	(7,129)	—
Interest rate swap contract- not designated as hedge	(266,439)	—	(266,439)	—
Foreign currency options	(35,487)	—	(35,487)	—
Fuel term contract	(1,135)	—	(1,135)	—

Assets measured at fair value	December 31, 2018	Level 1	Level 2	Level 3
Financial assets at fair value
Cash and cash equivalents (Note 6)	1,169,136	—	1,169,136	—
Short-term investments	517,423	—	517,423	—
Long-term investments (b)	1,287,781	—	—	1,287,781
Interest rate swap contract - fair value option (a)	21,813	—	21,813	—
Interest rate swap contract- not designated as hedge	93,606	—	93,606	—
Forward foreign currency contract	233,638	—	233,638	—
Foreign currency options	246,323	—	246,323	—

Liabilities measured at fair value	December 31, 2018	Level 1	Level 2	Level 3
Financial liabilities at fair value
Interest rate swap contract - cash flow hedge	(9,422)	—	(9,422)	—
Interest rate swap contract - fair value option (a)	(1,732)	—	(1,732)	—
Interest rate swap contract- not designated as hedge	(260,593)	—	(260,593)	—
Foreign currency options	(45,949)	—	(45,949)	—
Forward foreign currency contract	(74)	—	(74)	—
Heating oil forward contracts	(123,224)	—	(123,224)	—

(a)	Portion of the balances consist of loans from FINAME PSI, and standard FINAME presented at their value adjusted by the hedged risk, applying fair value hedge accounting rules.
(b)
The Company calculated the fair value of the call option based on a valuation for TAP and binomial model considering the term of option, discount rate and the market volatility of publicly traded comparable airlines, calculated on a 2 years average. The resulting amount of the binomial model calculated in Euros was converted into Reais using the period-end
exchange rate. See Note
24
.